SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund

December 31, 2022 (Unaudited)

Principal Amount		Value

Foreign Government Bonds — 76.73%
Angola — 1.36%
$ 260,000	Angolan Government International Bond, 8.25%, 5/9/28(a)	$236,754
280,000	Angolan Government International Bond, 8.75%, 4/14/32(a)	242,498

		479,252

Argentina — 3.03%
205,137	Argentine Republic Government International Bond, 1.00%, 7/9/29	54,519
827,095	Argentine Republic Government International Bond, 1.50%, 7/9/35	211,202
2,360,816	Argentine Republic Government International Bond, 3.50%, 7/9/41	658,196
420,000	Provincia de Buenos Aires/Government Bonds, EMTN, 5.25%, 9/1/37(a)	146,034

		1,069,951

Armenia — 0.57%
200,000	Republic of Armenia International Bond, 7.15%, 3/26/25(a)	202,274

Bahrain — 0.44%
200,000	Bahrain Government International Bond, 6.00%, 9/19/44(a)	155,731

Brazil — 0.46%
235,000	Brazilian Government International Bond, 4.75%, 1/14/50	164,360

Chile — 2.95%
200,000	Chile Government International Bond, 2.75%, 1/31/27	184,057
508,000	Chile Government International Bond, 3.10%, 5/7/41	365,672
200,000	Chile Government International Bond, 4.00%, 1/31/52	154,594
400,000	Chile Government International Bond, 4.34%, 3/7/42	337,686

		1,042,009

Colombia — 3.49%
410,000	Colombia Government International Bond, 3.25%, 4/22/32	298,392
200,000	Colombia Government International Bond, 3.88%, 2/15/61	111,733
460,000	Colombia Government International Bond, 5.00%, 6/15/45	312,502
510,000	Colombia Government International Bond, 8.00%, 4/20/33	511,710

		1,234,337

Dominican Republic — 2.70%
556,000	Dominican Republic International Bond, 5.50%, 1/27/25(a)	552,499
545,000	Dominican Republic International Bond, 5.88%, 1/30/60(a)	400,312

		952,811

Ecuador — 2.48%
1,897,441	Ecuador Government International Bond, 2.50%, 7/31/35(a)	875,747

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

Egypt — 1.59%
$ 400,000	Egypt Government International Bond, EMTN, 7.50%, 2/16/61(a)	$246,966
500,000	Egypt Government International Bond, 7.90%, 2/21/48(a)	316,032

		562,998

El Salvador — 0.86%
298,000	El Salvador Government International Bond, 6.38%, 1/18/27(a)	131,365
215,000	El Salvador Government International Bond, 7.65%, 6/15/35(a)	85,879
89,000	El Salvador Government International Bond, 7.75%, 1/24/23(a)	85,948

		303,192

Georgia — 0.51%
200,000	Georgia Government International Bond, 2.75%, 4/22/26(a)	180,187

Ghana — 0.65%
420,000	Ghana Government International Bond, 7.75%, 4/7/29(a)	154,480
215,000	Ghana Government International Bond, 8.95%, 3/26/51(a)	76,354

		230,834

Guatemala — 1.69%
490,000	Guatemala Government Bond, 3.70%, 10/7/33(a)	404,927
200,000	Guatemala Government Bond, 4.50%, 5/3/26(a)	192,230

		597,157

Hungary — 1.38%
440,000	Hungary Government International Bond, 3.13%, 9/21/51(a)	264,769
210,000(b)	Hungary Government International Bond, 5.00%, 2/22/27(a)	223,151

		487,920

Indonesia — 2.83%
250,000(b)	Indonesia Government International Bond, 1.30%, 3/23/34	191,397
600,000	Indonesia Government International Bond, 3.35%, 3/12/71	401,438
270,000	Perusahaan Penerbit SBSN Indonesia III, 3.80%, 6/23/50(a)	209,209
200,000	Perusahaan Penerbit SBSN Indonesia III, 4.70%, 6/6/32(a)	197,320

		999,364

Iraq — 1.77%
250,938	Iraq International Bond, 5.80%, 1/15/28(a)	230,978
400,000	Iraq International Bond, 6.75%, 3/9/23(a)	394,472

		625,450

Jordan — 0.49%
200,000	Jordan Government International Bond, 7.38%, 10/10/47(a)	171,913

Kazakhstan — 1.01%
400,000	Kazakhstan Government International Bond, 4.88%, 10/14/44(a)	356,646

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

Lebanon — 0.28%
$ 36,000	Lebanon Government International Bond, GMTN, 5.80%, 4/14/20(a),(c)	$2,120
166,000	Lebanon Government International Bond, 6.00%, 1/27/23(a),(c)	9,521
85,000	Lebanon Government International Bond, EMTN, 6.10%, 10/4/22(a),(c)	4,906
261,000	Lebanon Government International Bond, EMTN, 6.15%, 6/19/20(c)	11,699
930,000	Lebanon Government International Bond, GMTN, 6.38%, 3/9/20(c)	50,721
366,000	Lebanon Government International Bond, EMTN, 8.25%, 4/12/21(a),(c)	19,788
5,000	Lebanon Government International Bond, 8.25%, 5/17/34(c)	302

		99,057

Mexico — 3.29%
1,000,000	Mexico Government International Bond, 3.77%, 5/24/61	635,422
200,000	Mexico Government International Bond, GMTN, 4.13%, 1/21/26	195,031
200,000	Mexico Government International Bond, 4.40%, 2/12/52	147,393
200,000	Mexico Government International Bond, 4.88%, 5/19/33	183,863

		1,161,709

Nigeria — 2.96%
500,000	Nigeria Government International Bond, EMTN, 6.13%, 9/28/28(a)	386,175
200,000	Nigeria Government International Bond, EMTN, 7.38%, 9/28/33(a)	142,270
220,000	Nigeria Government International Bond, EMTN, 7.63%, 11/28/47(a)	141,170
500,000	Nigeria Government International Bond, 7.88%, 2/16/32(a)	377,597

		1,047,212

Oman — 7.38%
200,000	Oman Government International Bond, 4.75%, 6/15/26(a)	193,144
200,000	Oman Government International Bond, EMTN, 4.88%, 2/1/25(a)	196,271
200,000	Oman Government International Bond, EMTN, 6.00%, 8/1/29(a)	200,502
465,000	Oman Government International Bond, 6.75%, 10/28/27(a)	481,651
1,015,000	Oman Government International Bond, 6.75%, 1/17/48(a)	949,945
200,000	Oman Government International Bond, 7.00%, 1/25/51(a)	193,130
400,000	Oman Sovereign Sukuk Co., 4.40%, 6/1/24(a)	392,996

		2,607,639

Pakistan — 0.70%
200,000	Pakistan Government International Bond, EMTN, 6.00%, 4/8/26(a)	80,787

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 200,000	Pakistan Government International Bond, EMTN, 7.38%, 4/8/31(a)	$70,979
200,000	Pakistan Government International Bond, 8.25%, 9/30/25(a)	96,806

		248,572

Panama — 1.92%
615,000	Panama Government International Bond, 3.87%, 7/23/60	395,852
280,000	Panama Government International Bond, 6.40%, 2/14/35	284,262

		680,114

Paraguay — 2.30%
700,000	Paraguay Government International Bond, 2.74%, 1/29/33(a)	549,087
305,000	Paraguay Government International Bond, 5.40%, 3/30/50(a)	263,913

		813,000

Philippines — 1.47%
400,000	Philippine Government International Bond, 2.95%, 5/5/45	288,552
220,000	Philippine Government International Bond, 5.61%, 4/13/33	232,634

		521,186

Poland — 0.60%
200,000	Republic of Poland Government International Bond, 5.75%, 11/16/32	212,636

Qatar — 2.87%
315,000	Qatar Government International Bond, 3.38%, 3/14/24(a)	308,516
315,000	Qatar Government International Bond, 3.88%, 4/23/23(a)	313,426
429,000	Qatar Government International Bond, 4.40%, 4/16/50(a)	391,732

		1,013,674

Romania — 2.16%
80,000(b)	Romanian Government International Bond, EMTN, 2.00%, 4/14/33(a)	54,799
220,000(b)	Romanian Government International Bond, 2.63%, 12/2/40(a)	131,015
435,000(b)	Romanian Government International Bond, EMTN, 2.75%, 4/14/41(a)	260,459
252,000(b)	Romanian Government International Bond, EMTN, 3.38%, 2/8/38(a)	182,148
217,000(b)	Romanian Government International Bond, EMTN, 3.38%, 1/28/50(a)	133,549

		761,970

Serbia — 0.49%
285,000(b)	Serbia International Bond, EMTN, 2.05%, 9/23/36(a)	172,056

South Africa — 2.74%
400,000	Republic of South Africa Government International Bond, 4.85%, 9/30/29	356,902

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 400,000	Republic of South Africa Government International Bond, 5.00%, 10/12/46	$280,633
200,000	Republic of South Africa Government International Bond, 5.38%, 7/24/44	150,997
200,000	Republic of South Africa Government International Bond, 5.88%, 4/20/32	180,791

		969,323

Sri Lanka — 0.34%
390,000	Sri Lanka Government International Bond, 6.83%, 7/18/26(a)	120,388

Tunisia — 1.55%
200,000	Banque Centrale de Tunisie International Bond, 6.75%, 10/31/23(a)	178,701
444,000(b)	Tunisian Republic, 5.63%, 2/17/24(a)	369,590

		548,291

Turkey — 5.49%
810,000	Turkey Government International Bond, 4.88%, 4/16/43	527,444
965,000	Turkey Government International Bond, 5.75%, 5/11/47	657,213
730,000	Turkey Government International Bond, 9.88%, 1/15/28	755,948

		1,940,605

Ukraine — 1.13%
320,000	Ukraine Government International Bond, (N/A + 0.000%), 0.00%, 8/1/41(a),(d),(e)	93,144
1,193,000	Ukraine Government International Bond, 7.38%, 9/25/34(a)	219,930
175,000	Ukraine Government International Bond, 7.75%, 9/1/26(a)	37,450
230,000	Ukraine Government International Bond, 7.75%, 9/1/28(a)	47,514

		398,038

United Arab Emirates — 4.29%
635,000	Abu Dhabi Government International Bond, 2.13%, 9/30/24(a)	607,596
277,000	Abu Dhabi Government International Bond, EMTN, 2.70%, 9/2/70(a)	172,248
360,000	Abu Dhabi Government International Bond, 3.13%, 9/30/49(a)	267,136
715,000	Finance Department Government of Sharjah, GMTN, 4.00%, 7/28/50(a)	469,428

		1,516,408

Uruguay — 1.48%
547,599	Uruguay Government International Bond, 4.98%, 4/20/55	523,891

Uzbekistan — 2.36%
200,000	Republic of Uzbekistan International Bond, 3.90%, 10/19/31(a)	164,087

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 340,000	Republic of Uzbekistan International Bond, EMTN, 4.75%, 2/20/24(a)	$332,167
425,000	Uzbekneftegaz JSC, 4.75%, 11/16/28(a)	338,882

		835,136

Venezuela — 0.07%
85,000	Venezuela Government International Bond, 7.75%, 10/13/19(a),(c)	6,375
73,800	Venezuela Government International Bond, 8.25%, 10/13/24(a),(c)	5,904
170,000	Venezuela Government International Bond, 11.75%, 10/21/26(a),(c)	13,600

		25,879

Zambia — 0.60%
505,000	Zambia Government International Bond, 5.38%, 9/23/23(a)	210,352

Total Foreign Government Bonds (Cost $30,424,375)		27,119,269

Corporate Bonds — 16.65%
Argentina — 1.54%
109,375	YPF SA, 8.50%, 3/23/25(a)	99,630
210,000	YPF SA, 8.50%, 7/28/25(a)	176,505
177,800	YPF SA, 8.75%, 4/4/24(a)	168,810
105,000	YPF SA, 9.00%, 2/12/26(a)	100,538

		545,483

Brazil — 0.89%
342,600	MV24 Capital BV, 6.75%, 6/1/34(a)	314,352

Chile — 0.49%
250,000	Empresa de los Ferrocarriles del Estado, 3.83%, 9/14/61(a)	174,531

Colombia — 1.00%
230,000	Ecopetrol SA, 5.88%, 5/28/45	160,695
285,000	Ecopetrol SA, 5.88%, 11/2/51	192,002

		352,697

Mexico — 4.91%
280,000	Comision Federal de Electricidad, 4.69%, 5/15/29(a)	247,597
490,000	Mexico City Airport Trust, 5.50%, 7/31/47(a)	376,565
1,045,000	Petroleos Mexicanos, 5.63%, 1/23/46	607,406
414,000	Petroleos Mexicanos, 6.35%, 2/12/48	253,491
265,000	Petroleos Mexicanos, GMTN, 8.75%, 6/2/29	248,880

		1,733,939

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

Oman — 1.28%
$ 275,000	OQ SAOC, GMTN, 5.13%, 5/6/28(a)	$261,274
200,000	Oryx Funding Ltd., 5.80%, 2/3/31(a)	190,714

		451,988

Paraguay — 0.88%
186,667	Rutas 2 and 7 Finance Ltd., 0.00%, 9/30/36(a),(f)	116,418
200,000	Telefonica Celular del Paraguay SA, 5.88%, 4/15/27(a)	194,070

		310,488

Peru — 0.97%
400,000	InRetail Consumer, 3.25%, 3/22/28(a)	343,709

Qatar — 0.89%
200,000	Qatar Energy, 3.13%, 7/12/41(a)	153,303
220,000	Qatar Energy, 3.30%, 7/12/51(a)	161,717

		315,020

United Arab Emirates — 3.63%
300,000	DP World Salaam, 6.00%, (a),(g),(h)	296,601
425,344	Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/34(a)	362,073
513,227	Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(a)	413,521
200,000	MDGH GMTN RSC Ltd., 5.50%, 4/28/33(a)	211,578

		1,283,773

Venezuela — 0.17%
173,584	Petroleos de Venezuela SA, 6.00%, 11/15/26(a),(c)	8,245
260,000	Petroleos de Venezuela SA, 8.50%, 10/27/20(a),(c)	49,790

		58,035

Total Corporate Bonds (Cost $6,624,258)		5,884,015

Shares

Municipal Bond — 0.55%
Turkey — 0.55%
200,000	Istanbul Metropolitan Municipality(a)	195,162

Total Municipal Bond (Cost $194,588)		195,162

Contracts

Put Option Purchased — 0.00%
30,000	USD CALL VERSUS EUR PUT, Notional Amount EUR 300	—

Total Put Option Purchased (Cost $3,127)		0

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value

Investment Company — 1.68%
593,125	U.S. Government Money Market Fund, RBC Institutional Class 1 (i)	$593,125

Total Investment Company (Cost $593,125)		593,125

Total Investments (Cost $37,839,473) — 95.61%		$33,791,571
Other assets in excess of liabilities — 4.39%		1,551,642

NET ASSETS — 100.00%		$35,343,213

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Principal amount denoted in Euros.
(c)	Issuer filed for bankruptcy and/or is in default of interest payments.
(d)	Floating rate note. Rate shown is as of report date.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(g)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(h)	Perpetual security with no stated maturity date.
(i)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2022 (Unaudited)

Foreign currency exchange contracts as of December 31, 2022:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
CZK	1,052,012	EUR	42,921	Citibank N.A.	1/19/23	$483
CZK	1,965,129	EUR	80,177	Citibank N.A.	1/19/23	901
EUR	47,777	USD	50,000	Citibank N.A.	1/19/23	1,214
HUF	19,019,388	EUR	44,607	Citibank N.A.	1/19/23	2,863
HUF	19,645,084	EUR	45,843	Citibank N.A.	1/19/23	3,205
HUF	56,585,045	EUR	131,997	Citibank N.A.	1/19/23	9,283
HUF	19,019,388	EUR	44,483	Citibank N.A.	1/19/23	2,996
HUF	16,698,321	EUR	38,953	Citibank N.A.	1/19/23	2,739
THB	6,724,349	USD	178,353	Citibank N.A.	1/19/23	16,212
THB	1,964,361	USD	53,112	Citibank N.A.	1/19/23	3,725
THB	1,416,244	USD	38,464	Citibank N.A.	1/19/23	2,514
THB	1,176,067	USD	31,867	Citibank N.A.	1/19/23	2,162
TRY	1,645,666	USD	84,661	HSBC Bank Plc	1/19/23	1,924
USD	312,741	PHP	17,249,497	Citibank N.A.	1/19/23	3,015
USD	47,259	PHP	2,603,623	Citibank N.A.	1/19/23	509
ZAR	9,350,000	USD	539,582	Citibank N.A.	1/19/23	9,690

						$63,435
EUR	239,449	CZK	5,965,505	Citibank N.A.	1/19/23	$(6,962)
THB	7,240,674	USD	210,000	Citibank N.A.	1/19/23	(495)
USD	95,869	EUR	90,000	Citibank N.A.	1/19/23	(607)
USD	175,200	EUR	169,531	Citibank N.A.	1/19/23	(6,529)
USD	208,158	EUR	200,000	Citibank N.A.	1/19/23	(6,234)
USD	90,583	EUR	85,000	Citibank N.A.	1/19/23	(533)
USD	128,840	EUR	125,000	Citibank N.A.	1/19/23	(5,155)
USD	1,045,051	EUR	1,056,677	Citibank N.A.	1/19/23	(87,660)
USD	165,856	EUR	160,000	Citibank N.A.	1/19/23	(5,657)
USD	410,716	EUR	417,790	Citibank N.A.	1/19/23	(37,136)
USD	507,888	ZAR	9,210,000	Citibank N.A.	1/19/23	(33,159)
USD	72,340	EUR	70,000	Citibank N.A	1/19/23	(2,696)
USD	81,766	TRY	1,645,666	HSBC Bank Plc	1/19/23	(4,819)

						$(197,642)

Total						$(134,207)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2022 (Unaudited)

Financial futures contracts as of December 31, 2022:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
10 Year Euro-Bund	5	March 2023	$47,548	EUR $	711,475	Morgan Stanley & Co. LLC
10 Year U.S. Ultra Treasury Bond	5	March 2023	15,399	USD	591,406	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	2	March 2023	2,738	USD	268,625	Morgan Stanley & Co. LLC
5 Year Euro-Bobl	5	March 2023	20,541	EUR	619,523	Morgan Stanley & Co. LLC

Total			$86,226

Credit default swaps buy protection as of December 31, 2022:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)	Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
1.00%	Turkey Government International Bond	Quarterly	Citigroup Global Markets Ltd	12/20/23	USD841	$17,597	$2,262	$19,859
1.00%	Turkey Government International Bond	Quarterly	Barclays Bank plc	12/20/23	USD195	7,606	(3,002)	4,605
1.00%	Turkey Government International Bond	Quarterly	Barclays Bank plc	12/20/23	USD700	37,894	(21,364)	16,529
1.00%	Turkey Government International Bond	Quarterly	Citibank N.A.	12/20/23	USD150	5,822	(2,280)	3,542
1.00%	ICE - CDX EM S38 DEC-27	Quarterly	Morgan Stanley & Co. LLC	12/20/27	USD162	14,793	(5,386)	9,406
1.00%	ICE - CDX EM S38 DEC-27	Quarterly	Morgan Stanley & Co. LLC	12/20/27	USD968	88,849	(32,643)	56,207

Total						$172,561	$(62,413)	$110,148

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2022 (Unaudited)

Abbreviations used are defined below:

Bobl - German Bundesobligationen

CZK - Czech Koruna

EMTN - Euro Medium Term Note

EUR - Euro

GMTN - Global Medium Term Note

HUF - Hungarian Forint

PHP - Philippine Peso

THB - Thai Baht

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	76.73%
Energy	9.67%
Industrial	2.78%
Utilities	1.24%
Consumer, Cyclical	0.97%
Consumer, Non-cyclical	0.84%
Financial	0.60%
Communications	0.55%
Government	0.55%
Other*	6.07%

100.00%

*

Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, credit default swaps, financial futures contracts, options, foreign currency exchange contracts and accrued expenses payable.